Employee benefit obligations	12 Months Ended
Dec. 31, 2017
Employee benefit obligations
Employee benefit obligations

18. Employee benefit obligations

The Ardagh Group operates defined benefit and defined contribution pension schemes in most of its countries of operation and the assets are held in separately administered funds. The principal funded defined benefit schemes, which are funded by contributions to separately administered funds, are in the U.S. and the United Kingdom. Other defined benefit schemes are unfunded and the provision is recognized in the consolidated statement of financial position. The principal unfunded schemes are in Germany.

The contribution rates to the funded plans are agreed with the Trustee boards, plan actuaries and the local pension regulators periodically. The contributions paid in 2017 were those recommended by the actuaries. In addition, the Ardagh Group has other employee benefit obligations in certain territories.

Total employee obligations recognized in the consolidated statement of financial position of $997 million (2016: $954 million) include other employee benefit obligations of $132 million (2016: $129 million).

The employee obligations and assets of the defined benefit schemes included in the consolidated statement of financial position are analyzed below:

	U.S.		Germany		UK		Netherlands		Other		Total
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Obligations	(1,313)	(1,198)	(405)	(364)	(1,000)	(947)	(19)	(569)	(25)	(23)	(2,762)	(3,101)
Assets	1,179	1,067	—	—	706	660	—	541	12	8	1,897	2,276
Net obligations	(134)	(131)	(405)	(364)	(294)	(287)	(19)	(28)	(13)	(15)	(865)	(825)

Defined benefit pension schemes

The amounts recognized in the consolidated income statement are:

	Year ended December 31,
	2017	2016	2015
	$m	$m	$m
Current service cost and administration costs:
Cost of sales ‑ current service cost	(43)	(41)	(45)
Cost of sales ‑ past service credit	8	32	—
SGA ‑ current service cost	(3)	(6)	(6)
SGA ‑ past service credit	2	11	—
	(36)	(4)	(51)
Finance expense (Note 5)	(24)	(27)	(26)
	(60)	(31)	(77)

The amounts recognized in the consolidated statement of comprehensive income are:

	Year ended December 31,
	2017	2016	2015
	$m	$m	$m
Re-measurement of defined benefit obligation:
Actuarial (loss)/gain arising from changes in demographic assumptions	(6)	26	9
Actuarial (loss)/gain arising from changes in financial assumptions	(104)	(280)	107
Actuarial gain/(loss) arising from changes in experience	2	(11)	32
	(108)	(265)	148
Re-measurement of plan assets:
Actual return/(loss) less expected return on plan assets	158	122	(92)
Actuarial gain/(loss) for the year on defined benefit pension schemes	50	(143)	56
Actuarial (loss)/gain on other long term and end of service employee benefits	(1)	4	18
	49	(139)	74

The actual return on plan assets resulted in a gain of $228 million in 2017 (2016: $206 million gain; 2015: $10 million loss).

Movement in the defined benefit obligations and assets:

	At December 31,
	Obligations		Assets
	2017	2016	2017	2016
	$m	$m	$m	$m
At January 1,	(3,101)	(2,846)	2,276	2,151
Interest income	—	—	71	82
Acquired	—	(393)	—	301
Current service cost	(46)	(46)	—	—
Past service credit	10	43	—	—
Interest cost	(92)	(105)	—	—
Administration expenses paid from plan assets	—	—	(2)	(3)
Re-measurements	(108)	(265)	157	122
Obligations/(assets) extinguished on reclassification	602	207	(602)	(207)
Employer contributions	—	—	51	48
Employer contributions ‑ acquisition related	—	—	—	8
Employee contributions	(2)	(6)	2	6
Benefits paid	163	131	(163)	(131)
Exchange	(188)	179	107	(101)
At December 31,	(2,762)	(3,101)	1,897	2,276

The defined benefit obligations above include $455 million (2016: $401 million) of unfunded obligations. Employer contributions above include $7 million contributed under schemes extinguished during the year (2016: $12 million).

Interest income and interest cost in the table above does not include interest cost of $3 million (2016: $3 million; 2015: $2 million) relating to other employee benefit obligations.

During the year ended December 31, 2017 a defined benefit pension scheme in the Netherlands was transferred to a multi-employer scheme. Prior to the date of transfer, a past service credit of $10 million was recognised such that on the date of transfer the defined benefit obligation and asset were both $602 million (December 31, 2016: $552 million and $541 million respectively). The Ardagh Group has taken the exemption under IAS 19 (R) to account for multi-employer schemes as defined contribution schemes. As a result, the scheme is no longer accounted for as a defined benefit obligation scheme at December 31, 2017.

During the year ended December 31, 2016 the Ardagh Group recognized a past service credit of $23 million following the amendment of certain defined benefit pension schemes in Glass Packaging North America. This was classified as an exceptional gain (Note 4). The remaining past service credit of $20 million was recognized following the transfer of a Netherlands defined benefit pension scheme to a multi‑employer scheme as outlined hereafter, and following other defined benefit pension scheme amendments in Glass Packaging North America. During the year ended December 31, 2016 a defined benefit pension scheme in the Netherlands was transferred to a multi‑employer scheme. Prior to the date of transfer, a past service credit of $9 million was recognized such that on the date of transfer, the defined benefit obligation and asset were both $207 million (December 31, 2015: $189 million and $183 million respectively).

The net obligations and assets acquired as part of the Beverage Can Acquisition exclude $37 million other employee benefit obligations mainly relating to a post‑retirement medical scheme in North America. The Ardagh Group was required to make a once‑off contribution of $8 million in respect of the acquired defined benefit schemes.

Plan assets comprise:

	At December 31,
	2017	2017	2016	2016
	$m	%	$m	%
Equities	1,177	62	1,215	53
Target return funds	297	16	290	13
Bonds	249	13	588	26
Cash/other	174	9	183	8
	1,897	100	2,276	100

The pension assets do not include any of the Company’s ordinary shares, other securities or other Ardagh Group assets.

Investment strategy

The choice of investments takes account of the expected maturity of the future benefit payments. The plans invest in diversified portfolios consisting of an array of asset classes that attempt to maximize returns while minimizing volatility. The asset classes include national and international equities, fixed income government and non‑government securities and real estate, as well as cash.

Characteristics and associated risks

Glass Packaging North America and Metal Packaging Americas each sponsor a defined benefit pension plan which is subject to Federal law (ERISA), reflecting regulations issued by the Internal Revenue Service (IRS) and the Department of Labor.

The Glass Packaging North America plan covers both hourly and salaried employees. The plan benefits are determined using a formula which reflects an employee’s years of service and either their final average salary or a dollar per month benefit level. The plan is governed by a Fiduciary Benefits Committee (‘the Committee’) which is appointed by the Company and contains only employees of Ardagh Group. The Committee is responsible for the investment of the plan’s assets, which are held in a trust for the benefit of employees, retirees and their beneficiaries, and which can only be used to pay plan benefits and expenses.

The defined benefit pension plan is subject to IRS funding requirements with actuaries calculating the minimum and maximum allowable contributions each year. The defined benefit pension plan currently has no cash contribution requirement due to the existence of a credit balance following a contribution of approximately $200 million made in 2014 in connection with the VNA Acquisition. The Pension Benefit Guaranty Corporation (PBGC) protects the pension benefits of employees and retirees when a plan sponsor becomes insolvent and can no longer meet its obligation. All plan sponsors pay annual PBGC premiums that have two components: a fixed rate based on participant count and a variable rate which is determined based on the amount by which the plan is underfunded.

The Metal Packaging Americas plan covers hourly employees only. Plan benefits are determined using a formula which reflects the employees’ years of service and is based on a final average pay formula.

The UK pension plans are trust‑based UK funded final salary defined benefit schemes providing pensions and lump sum benefits to members and dependents. There are two pension plans in place relating to Metal Packaging Europe, one of which relates to the Beverage Can Business. There are two pension plans in place in Glass Packaging Europe. One of the pension plans in the Metal Packaging Europe division has been closed to future accrual from July 1, 2014. For this plan, pensions are calculated based on service to the point of closure, but with members’ benefits retaining a final salary link while employed by the Company. The other Metal Packaging Europe pension plan, relating to the Beverage Can Business, is closed to new entrants. For this plan, pensions are calculated based on service to retirement with members’ benefits based on final career earnings. The pension plans relating to the Glass Packaging Europe division have been closed to future accrual from March 31, 2013 and September 30, 2015 respectively.

The UK pension plans are each governed by a board of trustees which is independent of the Company. The trustees are responsible for managing the operation, funding and investment strategy. The UK pension plans are subject to the UK regulatory framework, the requirements of the Pensions Regulator and are subject to a statutory funding objective.

The Ardagh Group operates a number of defined benefit pension schemes in Germany including three relating to the Beverage Can Business. The pension plans in Germany operate under the framework of German Company Pension Law (BetrAVG) and general regulations based on German Labor Law. The entitlements of the plan members depend on years of service and final salary. Furthermore, the plans provide lifelong pensions. No separate assets are held in trust, i.e., the plans are unfunded defined benefit plans.

Assumptions and sensitivities

The principal pension assumptions used in the preparation of the financial statements take account of the different economic circumstances in the countries of operations and the different characteristics of the respective plans, including the duration of the obligations.

The ranges of the principal assumptions applied in estimating defined benefit obligations were:

	U.S.		Germany		UK
	2017	2016	2017	2016	2017	2016
	%	%	%	%	%	%
Rates of inflation	2.50	2.50	1.50	1.50	3.10	3.20
Rates of increase in salaries	2.00 - 3.00	2.00 - 3.00	2.50	2.50	2.60	2.20
Discount rates	3.80	4.45	1.68 - 2.24	1.57 - 2.06	2.70	2.80

Assumptions regarding future mortality experience are set based on actuarial advice in accordance with published statistics and experience.

These assumptions translate into the following average life expectancy in years for a pensioner retiring at age 65. The mortality assumptions for the countries with the most significant defined benefit plans are set out below:

	U.S.		Germany		UK
	2017	2016	2017	2016	2017	2016
	Years	Years	Years	Years	Years	Years
Life expectancy, current pensioners	22	22	21	21	21	21
Life expectancy, future pensioners	23	23	24	24	22	22

If the discount rate were to decrease by 50 basis points from management estimates, the carrying amount of the pension obligations would increase by an estimated $216 million (2016: $256 million). If the discount rate were to increase by 50 basis points, the carrying amount of the pension obligations would decrease by an estimated $230 million (2016: $255 million).

If the inflation rate were to decrease by 50 basis points from management estimates, the carrying amount of the pension obligations would decrease by an estimated $96 million (2016: $98 million). If the inflation rate were to increase by 50 basis points, the carrying amount of the pension obligations would increase by an estimated $91 million (2016: $98 million).

If the salary increase rate were to decrease by 50 basis points from management estimates, the carrying amount of the pension obligations would decrease by an estimated $103 million (2016: $98 million). If the salary increase rate were to increase by 50 basis points, the carrying amount of the pension obligations would increase by an estimated $97 million (2016: $97 million).

The impact of increasing the life expectancy by one year would result in an increase in the Ardagh Group’s liability of $55 million at December 31, 2017 (2016: $66 million), holding all other assumptions constant.

The Ardagh Group’s best estimate of contributions expected to be paid to defined benefit plans in 2018 is $36 million (2017: $39 million).

The principal defined benefit schemes are described briefly below:

	Metal Packaging			Glass Packaging
	Europe	Europe	North	Europe	Europe	North
	UK	Germany	America	UK	Germany	America
Nature of the schemes	Funded	Unfunded	Funded	Funded	Unfunded	Funded
2017
Active members	467	1,694	943	—	1,011	4,137
Deferred members	954	706	139	1,527	759	2,697
Pensioners including dependents	756	1,081	150	744	762	6,379
Weighted average duration (years)	21	17	17	23	18	13
2016
Active members	467	1,803	970	—	1,032	4,043
Deferred members	954	664	115	1,527	732	2,648
Pensioners including dependents	756	1,011	133	744	786	6,302
Weighted average duration (years)	20	18	10	23	19	12

The expected total benefit payments over the next five years are:

						Subsequent
	2018	2019	2020	2021	2022	five years
	$m	$m	$m	$m	$m	$m
Benefits	116	114	118	121	125	672

The Ardagh Group also has defined contribution plans; the contribution expense associated with these plans for 2017 was $35 million (2016: $34 million; 2015: $16 million). The Ardagh Group’s best estimate of the contributions expected to be paid to these plans in 2018 is $43 million.

Other employee benefits

	At December 31,
	2017	2016
	$m	$m
End of service employee benefits	25	24
Long term employee benefits	107	105
	132	129

End of service employee benefits comprise principally amounts due to be paid to employees leaving the Ardagh Group’s service in France and Italy.

Long term employee benefit obligations comprise amounts due to be paid under post‑retirement medical schemes in Glass Packaging North America and Metal Packaging Beverage Americas, partial retirement contracts in Germany and other obligations to pay benefits primarily related to long service awards.